Financial results, net	12 Months Ended
Jun. 30, 2019
Financial Results Net [Abstract]
Financial results, net

28.	Financial results, net

	06.30.19	06.30.18	06.30.17
Financial income
Interest income	874	1,047	1,142
Dividends income	68	146	152
Other financial income	486	-	20
Total financial income	1,428	1,193	1,314
Financial costs
Interest expenses	(17,012)	(14,507)	(13,736)
Loss on debt swap (Note 21)	-	(4,134)	-
Other financial costs	(679)	(754)	(1,122)
Less: capitalized financial costs	205	121	-
Total financial costs	(17,486)	(19,274)	(14,858)
Other financial results:
Exchange rate difference, net	1,842	(13,704)	3,540
Fair value gains of financial assets and liabilities at fair value through profit or loss	1,900	(1,226)	5,358
Loss from repurchase of Non-convertible notes	52	(3)	(6)
Gain / (Loss) from derivative financial instruments (except commodities)	334	(520)	336
Total other financial results	4,128	(15,453)	9,228
Inflation adjustment	(431)	(278)	(2,413)
Total financial results, net	(12,361)	(33,812)	(6,729)